LOAN RECEIVABLE AT CARRYING VALUE (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LOAN RECEIVABLE AT CARRYING VALUE [Abstract]
Changes in Loans Receivable
The following table presents changes in loans receivable as of and for the three months ended March 31, 2021:

	Principal	Original Issue Discount	Carrying Value

Total loans receivable at carrying value at December 31, 2020	$3,352,176	$(3,913)	$3,348,263
Principal repayment of loans	(107,717)	-	(107,717)
Accretion of original issue discount	-	309	309
Total loans receivable at carrying value at March 31, 2021	$3,244,459	$(3,604)	$3,240,855

The following table presents changes in loans receivable as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

	Principal	Original Issue Discount	Carrying Value
Loan receivable acquired at July 31, 2020	$3,700,718	$(4,428)	$3,696,290
Principal repayment of loans	(348,542)	—	(348,542)
Accretion of original issue discount	—	515	515
Total loans receivable at carrying value at December 31, 2020	$3,352,176	$(3,913)	$3,348,263